SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DILLARD’S, INC. INVESTMENT & EMPLOYEE STOCK OWNERSHIP PLAN

SCHEDULE H, PART IV, LINE 4i -

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

Plan Sponsor: Dillard’s, Inc.

Employer Identification Number: 71-0388071

Plan Number: 111

(a)	(b)	(c)	(d)	(e)
	Identity of Issue,
	Borrower, Lessor or	Description of Investment including Maturity Date, Rate of
	Similar Party	Interest, Collateral, Par or Maturity Value	Cost	Current Value
	Common Stock:
*	Dillard’s, Inc.	Common Stock, par value $.01	**	$2,742,549,187

	Mutual Funds:
	American Funds	American Funds EuroPacific Growth Fund R6	**	26,976,504
	Dodge & Cox	Dodge & Cox Income X	**	85,442,739
	American Funds	American Funds Washington Mutual Investors R6 Fund	**	76,506,116
	DFA	DFA US Small Cap Value Portfolio Inst Fund	**	20,072,332
	JP Morgan	JP Morgan Mid Cap Equity R6 Fund	**	42,709,216
	T. Rowe Price	T. Rowe Price Integrated US Small Cap Growth Equity Fund I	**	14,365,792
	DFA	DFA World ex U.S. Core Equity Index Inst Fund	**	23,095,015
		Total mutual funds		289,167,714

	Collective Trust Funds:
	Harbor Funds	Harbor Capital Appreciation CIT Class 4	**	92,763,091
	State Street	State Street Russell Small/Mid Cap Index SL Class II	**	17,518,037
	State Street	State Street Global All Cap Equity ex-US Index SL Class II	**	41,269,500
	State Street	State Street U.S. Bond Index SL Class XIV	**	43,845,707
	State Street	State Street S&P 500 Index SL Class II	**	168,810,711
	State Street	State Street U.S. Inflation Protected Bond Index SL Class II	**	30,819,682
	SEI Trust Company	Galliard Stable Return Fund X	**	177,136,062
		Total collective trust funds		572,162,790

*	Notes receivable from participants	Loans to participants with interest rates ranging from 4.25% to 9.5% maturing through November 2035	—	7,382,583

		Total Assets Held for Investment		$3,611,262,274

* Party-in-interest.

** Column (d) is not applicable for participant-directed investments.